PAYROLL AND OTHER ACCRUED LIABILITIES (Details) - USD ($)	Jul. 31, 2018	Jul. 31, 2017
Payables and Accruals [Abstract]
Payroll	$ 259,149	$ 260,741
Interest	16,666	17,161
Professional fees	140,000	145,000
Rents received in advance	644,728	708,747
Utilities	19,200	12,452
Brokers commissions	134,418	287,940
Construction costs		146,132
Other	890,198	937,443
Total	2,104,359	2,515,616
Less current portion	2,104,359	2,515,616
Long term portion